24 Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of subscribed and paid-in capital

As of December 31, 2020, and 2019, the authorized, subscribed and paid-in capital, in the amount of R$ 15,000.000, was composed of 683,509,869 registered, book-entry common shares with no par value, as follows:

	December 31, 2020		December 31, 2019
	Number of shares	%	Number of shares	%
State Department of Finance (1)	343,507,729	50.26	343,524,285	50.26
Other shareholders
In Brazil (2)	254,868,646	37.29	236,161,929	34.55
Abroad (3) (4)	85,133,494	12.45	103,823,655	15.19

	683,509,869	100.00	683,509,869	100.00

(1)	There is a lawsuit with a mandatory injunction filed under number 1051534-40.2019.8.26.0053 pending at the 7th Tax Court of the City of São Paulo, pleading the unlawfulness of the disposal of shares owned by the Treasury Department of the São Paulo State to third parties, filed by Banco Bradesco S.A., the custodian and bookkeeping agent of the Company’s shares.

(2)	As of December 31, 2020, the common shares traded in Brazil were held by 40,399 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), which is controlled by the São Paulo State Government

(3)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank for the Company's ADRs.

(4)	Each ADR corresponds to 1 share.

Schedule of distribution of earnings

	2020	2019	2018
Profit for the year	973,318	3,367,517	2,835,068
(-) Legal reserve - 5%	48,666	168,376	141,755

	924,652	3,199,141	2,693,313

Minimum mandatory dividend – 25%	231,163	799,785	673,328
Dividend per share and per ADS	0.33820	1.17012	0.9851

Schedule of allocation of profit
		2020	2019	2018
Profit
(+)	Profit for the year	973,318	3,367,517	2,835,068
(-)	Legal reserve – 5%	48,666	168,376	141,755
(-)	Minimum mandatory dividends	231,163	799,785	673,328
(-)	Additional proposed dividends	40,806	141,203	118,859
Investment reserve recorded		652,683	1,901,126	2,258,153

Schedule of other comprehensive loss
	G1 plan	G0 plan	Total

Balance as of December 31, 2019	105,254	(1,017,408)	(912,154)
Actuarial gains/(losses) for the year (Note 21 (b))	(10,179)	521,331	511,152
Balance as of December 31, 2020	95,075	(496,077)	(401,002)